Segregated funds - Summary of Changes in Net Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of segregated funds net assets [Line Items]
Segregated funds net assets	$ 2,666	$ 1,922
Level 1 [member] | Segregated funds net assets [member]
Disclosure of segregated funds net assets [Line Items]
Cash	40	35
Investment in mutual funds	2,625	1,886
Other assets (liabilities) net	1	1
Segregated funds net assets	$ 2,666	$ 1,922	$ 1,663